Annual Total Returns - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Small Cap Fund - Class A
Bar Chart Table:
Annual Return 2013	38.18%
Annual Return 2014	8.65%
Annual Return 2015	(1.64%)
Annual Return 2016	8.93%
Annual Return 2017	13.77%
Annual Return 2018	(16.94%)
Annual Return 2019	32.32%
Annual Return 2020	17.17%
Annual Return 2021	31.29%
Annual Return 2022	(20.70%)